Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 3 — Related Party Transactions

Founder Shares

On March 1, 2021, the Sponsor paid $25,000 in exchange for 7,187,500 shares of Class B common stock (the “Founder Shares”). On March 25, 2021, the Sponsor transferred an aggregate of 75,000 Founder Shares to three members of the board of directors (each received 25,000 Founder Shares). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 28,750,000 Units if the underwriters’ over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering.

On November 4, 2021, the Company’s board of directors approved the issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend, resulting in an aggregate of 8,625,000 Class B common shares outstanding. At November 8, 2021, the total number of Class B common shares outstanding have been adjusted to reflect the issuance of the additional shares. The number of Founder Shares outstanding was adjusted based on the Initial Public Offering of 34,500,000 Units such that the Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering. The issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend has been retroactively reflected for all prior periods presented.

The Company’s initial stockholders, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination, (x) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property or (y) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares (the “Lock-up”).

Promissory Note — Related Party

On May 3, 2022, the Sponsor agreed to loan the Company up to $350,000 to be used to pay operating expenses. This loan is non-interest bearing, unsecured, is not convertible into warrants or any other securities, and due at the closing of a business combination. The Company had not borrowed any amount under the promissory note.

There was no balance outstanding as of both September 30, 2023 and December 31, 2022.

Sponsor Loans

The Company executed promissory notes with the Sponsors, evidencing loans to the Company in the aggregate amount of $6,900,000. The Sponsor Loans were extended in order to ensure that the amount in the Trust Account is $10.20 per public share upon completion of the IPO with the proceeds of the Sponsor Loans being added to the Trust Account. The Sponsor Loans are non-interest bearing with the principal balance to be repaid or converted into warrants at a conversion price of $1.00 per warrant, at the Sponsors’ discretion. All accrued and unpaid principal of the Sponsor Loans that is not converted into warrants shall continue to remain outstanding and to be subject to the terms and conditions of the Sponsor Loans and will become payable on the date the initial Business Combination is completed. If converted, the Sponsor Loan Warrants would be identical to the Private Placement Warrants. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loans from amounts held in the Trust Account, and its proceeds will be distributed to the Company’s public stockholders. See Note 6 for additional information.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsors, an affiliate of the Sponsors or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsors. As of September 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

Administrative Service Fee

The Company has agreed to pay an affiliate of its Sponsor a total of $20,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees. The Company has recognized an expense of $60,000 and $180,000 for the administrative service fee for each of the three and nine months ended September 30, 2023 and 2022, respectively, and is included in operating costs on the condensed statements of operations. As of September 30, 2023 and December 31, 2022, the Company had $40,000 and $0, respectively, due to the affiliate of the Sponsor related to the administrative service fee.

Due to Related Party

In the normal course of business, certain expenses of the Company may be paid by, and then reimbursed to an affiliate of the Sponsor. As of September 30, 2023 and December 31, 2022, the Company had an outstanding balance due to the affiliate of the Sponsor of $44,174 and $10,024, respectively. The amount is included in due to related party on the condensed balance sheets and includes but is not limited to legal expense, expense related to identifying a target business, and other expenses.

Note 5 — Related Party Transactions

Founder Shares

On March 1, 2021, the Sponsor paid $25,000 in exchange for 7,187,500 shares of Class B common stock (the “Founder Shares”). On March 25, 2021, the Sponsor transferred an aggregate of 75,000 Founder Shares to three members of the board of directors (each received 25,000 Founder Shares). The number of Founder Shares outstanding was determined based on the expectation that the total size of the Initial Public Offering would be a maximum of 28,750,000 Units if the underwriters’ over-allotment option is exercised in full, and therefore that such Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering.

On November 4, 2021, the Company’s board of directors approved the issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend, resulting in an aggregate of 8,625,000 Class B common shares outstanding. At November 8, 2021, the total number of Class B common shares outstanding have been adjusted to reflect the issuance of the additional shares. The number of Founder Shares outstanding was adjusted based on the Initial Public Offering of 34,500,000 Units such that the Founder Shares would represent 20% of the outstanding shares after the Initial Public Offering. The issuance of 1,437,500 additional shares of Class B common stock in the form of a stock dividend has been retroactively reflected for all prior periods presented.

The Company’s initial stockholders, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (1) one year after the completion of the initial Business Combination; and (2) subsequent to the initial Business Combination, (x) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property or (y) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares (the “Lock-up”).

Promissory Note — Related Party

On May 3, 2022, the Sponsor agreed to loan the Company up to $350,000 to be used to pay operating expenses. This loan is non-interest bearing, unsecured, is not convertible into warrants or any other securities, and due at the closing of a business combination. The Company had not borrowed any amount under the promissory note. There was no balance outstanding as of both December 31, 2022 and 2021.

Prior to May 3, 2022, the Sponsor agreed to loan the Company an aggregate of up to $200,000 to be used for a portion of the expenses of the IPO. The loan was also non-interest bearing, unsecured and due at the later of July 31, 2021, or the closing of the IPO. As of November 8, 2021, the Sponsor had loaned to the Company an aggregate of $175,000 under the promissory note to pay for formation costs and a portion of the expenses of the IPO. The entire loan was repaid at the closing of the IPO out of the offering proceeds not held in the Trust Account and as such there was no balance outstanding as of December 31, 2022 or December 31, 2021.

Sponsor Loans

The Company executed promissory notes with the Sponsors, evidencing loans to the Company in the aggregate amount of $6,900,000. The Sponsors Loans were extended in order to ensure that the amount in the Trust Account is $10.20 per public share with the proceeds of the Sponsors Loans being added to the Trust Account. The Sponsors Loans are non-interest bearing with the principal balance to be repaid or converted into warrants at a conversion price of $1.00 per warrant, at the Sponsors’ discretion. All accrued and unpaid principal of the Sponsor Loans that is not converted into warrants shall continue to remain outstanding and to be subject to the terms and conditions of the Sponsor Loans and will become payable on the date the initial Business Combination is completed. If converted, the Sponsor Loan Warrants would be identical to the Private Placement Warrants. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsors Loans from amounts held in the Trust Account, and its proceeds will be distributed to the Company’s public stockholders. See Note 8 for additional information.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsors, an affiliate of the Sponsors or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of the post Business Combination entity, at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsors. As of December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Related Party Extension Loans

The Company will have until May 8, 2023, to consummate an initial business combination. However, if the Company anticipates that it may not be able to consummate its initial business combination by May 8, 2023, the Company may, by resolution of its board if requested by the Sponsor, extend the period of time to consummate a business combination up to two times, each by an additional three months (or until August 8, 2023 or November 8, 2023, as applicable), subject to the sponsor depositing additional funds into the Trust Account as set out below. The Company’s stockholders will not be entitled to vote or redeem their shares in connection with any such extension. Pursuant to the terms of the Company’s amended and restated certificate of incorporation, in order for the time available for the Company to consummate its initial business combination to be extended for any such three-month period, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $3,450,000 (or $0.10 per unit sold in this offering in either case, up to an aggregate of $6,900,000), on or prior to the date of the applicable deadline, for each three month extension. Any such payment would be made in the form of a non-interest-bearing loan in substantially the same form as the sponsor loan and would be repaid, if at all, from funds released to the Company upon completion of its initial business combination. Any such extension loan may be converted into warrants at the price of $1.00 per warrant at the option of the lender at or prior the time of the business combination.

The warrants would be identical to the private placement warrants issued to the Company’s sponsors. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete its initial business combination. If the Company is unable to consummate an initial business combination within such time period, it will redeem 100% of its issued and outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein, and then seek to dissolve and liquidate. No such loans were made as of December 31, 2022.

Administrative Service Fee

The Company has agreed to pay an affiliate of its Sponsor, commencing on November 3, 2021, a total of $20,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees. The Company has recognized an expense of $240,000 for the administrative service fee for the year ended December 31, 2022 and $38,000 for the period from the November 3, 2021 to December 31, 2021. As of December 31, 2022 and 2021, the Company had no outstanding balance due to the affiliate of the Sponsor related to the administrative service fee.

Due to Related Party

In the normal course of business, certain expenses of the Company may be paid by, and then reimbursed to an affiliate of the Sponsor. As of December 31, 2022, and December 31, 2021, the Company had an outstanding balance due to the affiliate of the Sponsor of $10,024 and $2,727, respectively. The amount is included in due to related party on the balance sheets and includes but is not limited to legal expense, expense related to identifying a target business, and other expenses.